MANAGER AND FOUNDER
        AQUILA MANAGEMENT CORPORATION
        380 Madison Avenue, Suite 2300
        New York, New York 10017

INVESTMENT SUB-ADVISER
        BANC ONE INVESTMENT ADVISORS CORPORATION
        Bank One Center
        241 North Central Avenue
        Phoenix, Arizona 85004

BOARD OF TRUSTEES
        Lacy B. Herrmann, Chairman
        Arthur K. Carlson
        Thomas W. Courtney
        William L. Ensign
        Diana P. Herrmann
        John C. Lucking
        Anne J. Mills

OFFICERS
        Diana P. Herrmann, President
        Susan A. Cook, Senior Vice President
        Kimball L. Young, Senior Vice President
        Alan R. Stockman, Vice President
        Rose F. Marotta, Chief Financial Officer
        Richard F. West, Treasurer
        Edward M.W. Hines, Secretary

DISTRIBUTOR
        AQUILA DISTRIBUTORS, INC.
        380 Madison Avenue, Suite 2300
        New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
        PFPC INC.
        400 Bellevue Parkway
        Wilmington, Delaware 19809

CUSTODIAN
        BANK ONE TRUST COMPANY, N.A.
        100 East Broad Street
        Columbus, Ohio 43271

INDEPENDENT AUDITORS
        KPMG LLP
        345 Park Avenue
        New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.



SEMI-ANNUAL
REPORT

DECEMBER 31, 1999


                          A TAX-FREE INCOME INVESTMENT

[Logo of Tax-Free Trust of Arizona: eagle sitting on top of flag above the words "TAX-FREE TRUST OF ARIZONA"]

[Logo of the Aquila Group of Funds: an eagle's head]

ONE OF THE
AQUILAsm GROUP OF FUNDS

[Logo of Tax-Free Trust of Arizona: eagle sitting on top of flag above the words "TAX-FREE TRUST OF ARIZONA"]

                   SERVING ARIZONA INVESTORS FOR OVER A DECADE

                            TAX-FREE TRUST OF ARIZONA

                               SEMI-ANNUAL REPORT

                  "WE TAKE SPECIAL CARE TO ENSURE YOUR SAFETY"

                                                               February 15, 2000

Dear Fellow Shareholders:

     Every now and then, we come across something that triggers a special point worth considering. This happened to us on a recent trip on United Airlines. When a pre-flight announcement was made that stated, "We take special care to ensure your safety," that remark brought home to us a point that we practice on a continuous basis with Tax-Free Trust of Arizona.

     We know from our surveys that most of the shareholders of Tax-Free Trust of Arizona are looking forward to retiring or have already retired. These are a very special group of people - and we work very hard to make sure that we are addressing their needs.

     Once one is no longer in the work force, it is essential that very careful attention be paid to whatever financial resources are available to ensure that these resources are available when needed. It is just as important that these financial resources produce the kind of return, on a consistent basis, that our shareholders can count on.

SAFETY

     Safety with municipal securities is a very important factor to which management of your Trust pays considerable attention. Just like the United Airlines announcement, "we take special care to ensure your safety" with all the municipal securities in the Trust.

     As you probably know, municipal securities have various credit ratings. These ratings attempt to measure the kind of safety and trustworthiness that the securities represent. With Tax-Free Trust of Arizona, we specifically limit the credit ratings to those within the top four grades - AAA, AA, A, and Baa. This world in which we live is changing extremely rapidly. Therefore, we feel it is important that we ensure that the majority of securities in the Trust's portfolio are within the top TWO credit grades - AAA and AA - for your safety. Through our portfolio management, we very carefully monitor the characteristics of each investment and every type of investment in the portfolio. Therefore, we do not expect "surprises" from any of the securities that are in the portfolio of the Trust.

     Recently, the marketplace for municipal securities has made it such that the difference in yield for a AAA or AA credit rating versus a Baa credit rating is relatively little. Therefore, our approach is to go with the best. Obviously, if one can buy securities which provide a top rating without paying any significant premium for them, we prefer to go in that direction.

     We want you to know, that at the report date of December 31, 1999, the combination of AAA and AA securities amounted to almost 85% of the total assets in the portfolio of your Trust.

     In this way, we feel that "we take special care to ensure your safety."


MATURITY OF TAX-FREE MUNICIPAL BONDS

     Another factor that we feel is important in building quality for your investment is the maturity structure of the municipal bonds in the portfolio.

     As we have explained to you in the past, longer-term maturity bonds will usually produce a higher return than short-term bonds. However, such longer maturity bonds also have a higher degree of volatility of price fluctuations.

     Therefore, we have structured the average maturity of Tax-Free Trust of Arizona to be at a somewhat intermediate level - currently 13.8 years. This level is produced by using a "laddered" approach to the selection of bonds in terms of their maturity. We have a certain number of short-term bonds and a certain number of long-term bonds, but the overall average of these maturities run at an intermediate level. In this way, we can capture a substantial amount of possible income level available from the bonds, without exposing the portfolio to an undue level of volatility.

     Our goal is to maintain a reasonably high level of stability for the share net asset value of the Trust, while producing the kind of tax-free return that people want to see from their investment.

     This is another strategy that we use in building quality, safety, and stability into your investment in Tax-Free Trust of Arizona.

RELIABILITY OF PAYMENTS

     We also recognize that most of our shareholders depend upon the monthly tax-free income produced by Tax-Free Trust of Arizona. Shareholders want to know that the income from the Trust is there when the time comes to pay various bills.

     The quality character of the portfolio ensures that this is the case.

     We want to make sure that, to the best of our ability, the monthly payments add up to a satisfactory level of income that you can be SURE will be there when you need it.

YOUR CONFIDENCE IS APPRECIATED

     As always, we again wish to express our appreciation for the confidence you have shown by your investment in Tax-Free Trust of Arizona. We can assure you that we will continually do our best to merit your continued level of trust.

                                   Sincerely,


Diana P. Herrmann
President

Lacy B. Herrmann
Chairman, Board of Trustees

                           TAX-FREE TRUST OF ARIZONA
                            STATEMENT OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (UNAUDITED)

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT      ARIZONA GENERAL OBLIGATION BONDS (29.1%)                      S&P              VALUE
               Apache Co. Unified School District No. 1
                    (St. John's),
$   500,000              4.800%, 7-1-04                                    Baa3/NR        $      491,250
               Bullhead City Parkway Improvement District,
  1,055,000              6.100%, 1-1-11                                    Baa2/NR             1,082,694
  1,000,000              6.100%, 1-1-12                                    Baa2/NR             1,020,000
               Chandler, Arizona,
    450,000              7.000%, 7-1-12, FGIC Insured                      Aaa/AAA               469,481
  1,500,000              5.125%, 7-1-14, MBIA Insured                      Aaa/AAA             1,404,375
               Cochise Co. Unified School District No. 68
                    (Sierra Vista),
  1,000,000              6.000%, 7-1-06, FGIC Insured                      Aaa/AAA             1,033,750
  1,000,000              6.100%, 7-1-08, FGIC Insured                      Aaa/AAA             1,032,500
    925,000              5.750%, 7-1-09, FGIC Insured                      Aaa/AAA               948,125
               Coconino Co. Unified School District No. 1
                    (Flagstaff),
  2,000,000              5.500%, 7-1-09, AMBAC Insured                     Aaa/AAA             2,030,000
               Coconino & Yavapai Unified School Distict
                    (Sedona),
  1,000,000              5.900%, 7/1/07                                     NR/A-              1,038,750
  1,000,000              5.700%, 7-1-07, FGIC Insured                      Aaa/AAA             1,025,000
               Flagstaff, Arizona,
    500,000              6.300%, 7-1-06, FGIC Insured                      Aaa/AAA               508,680
  1,000,000              5.000%, 7-1-12, FGIC Insured                      Aaa/AAA               950,000
               Gila Co. Unified School District No. 10
                    (Payson),
    500,000              5.750%, 7-1-09, AMBAC Insured                     Aaa/AAA               514,375
               Graham Co. Unified School District No. 1
                    (Safford),
    300,000              5.000%, 7-1-10, FGIC Insured                      Aaa/NR                292,500
    675,000              4.700%, 7-1-11, MBIA Insured                      Aaa/NR                632,812
               Graham Co. Unified School District No. 4
                    (Thatcher),
    400,000              5.000%, 7-1-10, FSA Insured                       Aaa/NR                390,000



               LaPaz Co. Unified School District No. 27
                    (Parker),
    800,000              6.000%, 7-1-05                                    Baa2/NR               824,000
               Maricopa Co. Elementary School District No. 1
                    (Phoenix),
    250,000              5.800%, 7-1-10, FSA Insured                       Aaa/AAA               256,562
               Maricopa Co. Elementary School District No. 3
                    (Tempe),
  1,000,000              5.400%, 7-1-12, FGIC Insured                      Aaa/AAA               997,500
    640,000              6.000%, 7-1-13, AMBAC Insured (pre-refunded)      Aaa/AAA               683,200
  1,140,000              6.000%, 7-1-13, AMBAC Insured                     Aaa/AAA             1,177,050
  1,025,000              5.500%, 7-1-14, FGIC Insured                      Aaa/AAA             1,013,469
               Maricopa Co. Unified School District No. 4 (Mesa),
    775,000              5.500%, 7-1-06, FGIC Insured                      Aaa/AAA               791,469
  2,150,000              5.400%, 7-1-09, FSA Insured                       Aaa/AAA             2,176,875
               Maricopa Co. School District No. 8 (Osborn),
  1,945,000              6.100%, 7-1-05                                     A1/A               2,056,838
               Maricopa Co. Unified School District No. 9
                    (Wickenburg)
  1,030,000              5.600%, 7-1-15, AMBAC Insured                     Aaa/AAA             1,018,412
               Maricopa Co. Unified School District No. 11 (Peoria),
    500,000              9.250%, 7-1-01, FGIC Insured                      Aaa/AAA               535,000
  2,000,000              6.100%, 7-1-10, AMBAC Insured                     Aaa/AAA             2,082,500
  2,845,000              5.250%, 7-1-13, FGIC Insured                      Aaa/AAA             2,741,869
               Maricopa Co. Elementary School District No. 28
                    (Kyrene),
  1,125,000              6.000%, 7-1-14, FGIC Insured                      Aaa/AAA             1,146,094
               Maricopa Co. School District No. 31 (Balsz),
  1,000,000              5.375%, 7-1-12, AMBAC Insured                     NR/AAA                993,750
               Maricopa Elementary School District No. 38
                    (Madison),
  1,150,000              5.400%, 7-1-11, FGIC Insured                      Aaa/AAA             1,148,562
  2,000,000              5.800%, 7-1-15, MBIA Insured                      Aaa/AAA             2,005,000
               Maricopa Co. Unified School District No. 41
                    (Gilbert),
  1,750,000              6.250%, 7-1-15, FSA Insured                       Aaa/AAA             1,817,812


             Maricopa Co. Unified School District No. 48
                    (Scottsdale),
    750,000              6.750%, 7-1-09, (pre-refunded)                    Aa2/AA                781,875
  1,000,000              5.000%, 7-1-14                                    Aa2/AA                935,000
               Maricopa Co. Elementary School District No. 68
                    (Alhambra),
  1,335,000              6.800%, 7-1-10, AMBAC Insured                     Aaa/AAA             1,428,183
               Maricopa Co. Unified School District No. 69
                    (Paradise Valley),
  3,150,000              7.000%, 7-1-07                                     A1/A+              3,461,062
  2,400,000              5.800%, 7-1-09, AMBAC Insured                     Aaa/AAA             2,502,000
  1,000,000              5.300%, 7-1-11, MBIA Insured                      Aaa/AAA               986,250
               Maricopa Co. Unified School District No. 80
                    (Chandler),
    715,000              5.800%, 7-1-09, FGIC Insured (pre-refunded)       Aaa/AAA               754,325
               Maricopa Co. Unified School District No. 98
                    (Fountain Hills),
  1,000,000              5.750%, 7-1-12, AMBAC Insured                     Aaa/AAA             1,022,500
               Maricopa Co. High School District No. 205
                    (Glendale Union),
  1,000,000              5.500%, 7-1-11, FGIC Insured                      Aaa/AAA             1,005,000
  5,400,000              5.700%, 7-1-14, FGIC Insured (pre-refunded)       Aaa/AAA             5,670,000
               Maricopa Co. High School District No. 210
                    (Phoenix Union),
  3,000,000              5.450%, 7-1-08, (pre-refunded)                    Aa3/AA              3,101,250
  1,000,000              5.375%, 7-1-13, (pre-refunded)                    Aa3/AA              1,033,750
  2,000,000              5.700%, 7-1-15, (pre-refunded)                    Aa3/AA              2,100,000
  2,000,000              5.500%, 7-1-17, (pre-refunded)                    Aa3/AA              2,080,000
    500,000              4.750%, 7-1-17,                                   Aa3/AA                428,125
               Maricopa Co. High School District No. 213 (Tempe),
    705,000              6.000%, 7-1-12, FGIC Insured, (pre-refunded)      Aaa/AAA               746,419
    295,000              6.000%, 7-1-12, FGIC Insured                      Aaa/AAA               304,956
               Mesa, Arizona
  1,425,000              5.700%, 7-1-08, MBIA Insured (pre-refunded)       Aaa/AAA             1,490,906


               Mohave Co. Unified School District No. 1
                    (Lake Havasu),
  1,000,000              4.900%, 7-1-13, FGIC Insured                      Aaa/AAA               933,750
               Navajo Co. Unified School District No. 10
                    (Show Low),
  1,000,000              5.250%, 7-1-16, FGIC Insured                      Aaa/NR                928,750
               Navajo Co. Unified School District No. 32
                    (Blue Ridge),
    985,000              5.900%, 7-1-08, FSA Insured                       Aaa/AAA             1,024,400
    640,000              5.800%, 7-1-14, FGIC Insured                      Aaa/AAA               648,000
               Phoenix, Arizona,
  1,040,000              7.500%, 7-1-03                                    Aaa/AAA             1,134,900
  1,000,000              5.800%, 7-1-07, (pre-refunded)                    Aa1/AA+             1,060,000
  1,000,000              6.250%, 7-1-16                                    Aa1/AA+             1,058,750
  1,240,000              6.250%, 7-1-17                                    Aa1/AA+             1,308,200
  3,000,000              5.000%, 7-1-19                                    Aa1/AA+             2,640,000
               Pima Co. Unified Scool District No. 8
                    (Flowing Wells),
  1,090,000              5.900%, 7-1-13, (pre-refunded)                     A3/NR              1,155,400
               Pima Co. Unified School District No. 12 (Sunnyside),
  1,250,000              5.500%, 7-1-10, MBIA Insured                      Aaa/AAA             1,262,500
               Pinal Co. Unified School District No. 43
                    (Apache Junction),
  1,500,000              5.850%, 7-1-15, FGIC Insured                      Aaa/AAA             1,509,375
               Pinewood Sanitary District,
    605,000              6.500%, 7-1-09                                    NR/NR*                622,394
               Prescott, Arizona,
  1,120,000              4.500%, 7-1-12, FGIC Insured                      Aaa/AAA             1,020,600
               Prescott Valley Sewer Collection Improvement
                    District,
    500,000              7.900%, 1-1-12                                    NR/BBB-               545,000
               Santa Cruz Co. Unified School District No. 1
                    (Nogales),
    400,000              7.700%, 7-1-03, (pre-refunded)                    Aaa/AAA               422,500
               Scottsdale, Arizona,
  1,000,000              5.500%, 7-1-10                                    Aa1/AA+             1,025,000



  1,250,000              6.000%, 7-1-14, (pre-refunded)                    Aa1/AA+             1,301,563
  2,350,000              6.000%, 7-1-13                                    Aa1/AA+             2,435,187
  1,050,000              5.750%, 7-1-18                                    Aa1/AA+             1,042,125
               Tempe, Arizona,
  1,000,000              5.300%, 7-1-09                                    Aa1/AA+             1,012,500
  1,450,000              6.000%, 7-1-10 (pre-refunded)                     Aa1/AA+             1,509,812
  1,015,000              5.400%, 7-1-11                                    Aa1/AA+             1,026,425
    830,000              5.400%, 7-1-11                                    Aa1/AA+               836,225
  2,270,000              4.500%, 7-1-14                                    Aa1/AA+             1,974,900
               Tucson, Arizona,
    500,000              5.750%, 7-1-09, FGIC Insured                      Aaa/AAA               516,250
  2,195,000              6.100%, 7-1-12, FGIC Insured                      Aaa/AAA             2,285,546
  2,500,000              5.750%, 7-1-20, (pre-refunded)                    Aa3/AA              2,621,875
  2,000,000              5.000%, 7-1-18                                    Aa3/AA              1,770,000
               Yavapai Co. Unified School District No. 28
                    (Camp Verde),
    500,000              6.000%, 7-1-08, FGIC Insured                      Aaa/AAA               523,750
               Yuma, Arizona,
  2,000,000              6.125%, 7-1-12, AMBAC Insured (pre-refunded)      Aaa/AAA             2,110,000
                    Total Arizona General Obligation Bonds                                   107,427,532

               ARIZONA REVENUE BONDS (68.1%)
               AIRPORT REVENUE BONDS (1.7%)
               Phoenix Municipal Airport Authority,
    565,000              6.400%, 7-1-12, AMT, MBIA Insured                 Aaa/AAA               598,194
               Phoenix Civic Improvement Corp.
                    Airport Revenue Bonds
  1,890,000              6.300%, 7-1-14                                    Aa2/AA+             1,967,963
  1,000,000              5.000%, 7-1-25, FSA Insured                       Aaa/AAA               858,750
               Tucson Municipal Airport Authority,
  3,000,000              5.700%, 6-1-13, MBIA Insured                      Aaa/AAA             3,015,000
                    Total Airport Revenue Bonds                                                6,439,907

               BASIC SERVICE REVENUE BONDS (12.8%)
               Arizona Transportation Highway Revenue Bonds,
  1,000,000              6.250%, 7-1-16                                    Aa1/AAA             1,033,750


               Casa Grande Excise Tax Revenue Bonds,
    365,000              6.000%, 4-1-10, FGIC Insured                      Aaa/AAA               376,862
    440,000              5.200%, 4-1-17, MBIA Insured                      Aaa/AAA               410,850
               Chandler Street & Highway User Revenue Bonds,
  1,300,000              5.400%, 7-1-13, MBIA Insured                      Aaa/AAA             1,282,125
  1,000,000              5.500%, 7-1-16                                     A1/A+                952,500
               Chandler Water & Sewer Revenue Bonds,
  2,015,000              6.250%, 7-1-13, FGIC Insured                      Aaa/AAA             2,083,006
               Gilbert Water & Sewer Revenue Bonds,
  2,500,000              6.500%, 7-1-12, FGIC Insured                      Aaa/AAA             2,665,625
               Lake Havasu City Excise Tax Revenue Bonds,
  1,000,000              4.100%, 6-1-07, AMBAC Insured                     Aaa/AAA               701,250
               Mesa Utility System Revenue Bonds,
  4,000,000              5.375%, 7-1-12, FGIC Insured                      Aaa/AAA             3,975,000
  3,000,000              5.375%, 7-1-14, FGIC Insured                      Aaa/AAA             2,925,000
               Phoenix Civic Improvement Corp. Excise Tax
                    Revenue Bonds (Courthouse Project),
  1,500,000              5.250%, 7-1-24                                    Aa2/AA+             1,344,375
  1,605,000              5.375%, 7-1-29                                    Aa2/AA+             1,450,519
               Phoenix Civic Improvement Corp. Water System
                    Revenue Bonds,
  1,090,000              6.000%, 7-1-03                                    Aa3/AA-             1,139,050
  1,500,000              5.000%, 7-1-13                                     Aa3/A              1,408,125
  1,500,000              5.400%, 7-1-14                                    Aa3/AA-             1,462,500
  1,250,000              5.000%, 7-1-18                                     Aa3/A              1,110,937
               Phoenix Street & Highway User Revenue Bonds,
  2,190,000              6.250%, 7-1-06                                     A1/AA              2,291,287
  5,000,000              6.250%, 7-1-11                                     A2/A+              5,175,000
  3,265,000              6.250%, 7-1-11, MBIA Insured                      Aaa/AAA             3,428,250
               Pima County Sewer Revenue Bonds,
  2,000,000              6.750%, 7-1-15, FGIC Insured                      Aaa/AAA             2,070,000
               Prescott Valley Water District Revenue Bonds,
  1,000,000              4.875%, 1-1-19, MBIA Insured                      NR/AAA                860,000

               Scottsdale Preserve Authority Excise Tax Revenue
                    Bonds,
  1,890,000              5.625%, 7-1-18, FGIC Insured                      Aaa/AAA             1,840,387
               Sedona Sewer Revenue Bonds,
    700,000              7.400%, 7-1-11, (pre-refunded)                    NR/AAA                725,200
  1,055,000              7.000%, 7-1-12                                    NR/BBB+             1,106,431
               Tucson Water System Revenue Bonds,
    500,000              7.000%, 7-1-10, (pre-refunded)                    Aaa/AAA               500,000
  1,500,000              6.700%, 7-1-12, (pre-refunded)                     A1/A+              1,575,000
  2,490,000              5.750%, 7-1-18                                     A1/A+              2,480,663
               Yuma Co. Jail District Revenue Bonds,
    500,000              5.250%, 7-1-12, Ambac Insured                     Aaa/AAA               492,500
                    Total Basic Service Revenue Bonds                                         46,866,192

               HOSPITAL REVENUE BONDS (7.0%)
               Arizona Health Facilities (Northern Arizona
                    Healthcare System),
  1,000,000              5.250%, 10-1-16, AMBAC Insured                    Aaa/AAA               940,000
               Arizona Health Facilities (Samaritan Health),
  2,500,000              5.625%, 12-1-15, MBIA Insured                     Aaa/AAA             2,487,500
               Chandler Industrial Development Authority
                    (Ahwatukee Medical Facility),
    900,000              7.000%, 7-1-22 (pre-refunded)                     NR/NR*              1,019,250
               Maricopa Co. Industrial Development Authority
                    (Mercy Health Care System-St. Joseph's Hospital),
    880,000              7.750%, 11-1-10                                   NR/AAA                984,500
               Maricopa Co. Industrial Development Authority
                    (Mayo Clinic),
  2,250,000              5.250%, 11-15-37                                  NR/AA+              1,926,562
               Mesa Industrial Development Authority
                    (Lutheran Health),
  2,000,000              5.000%, 1-1-19, MBIA Insured                      Aaa/AAA             1,757,500

               Mesa Industrial Development Authority
                    (Discovery Health),
  4,000,000              5.625%, 1-1-29, MBIA Insured                      Aaa/AAA             3,705,000
               Mohave Co. Industrial Development Authority
                    (Baptist Hospital),
  1,150,000              5.700%, 9-1-15, MBIA Insured                      Aaa/AAA             1,137,062
               Phoenix Industrial Development Authority (John C.
                    Lincoln Hospital),
  1,070,000              5.500%, 12-1-13, FSA Insured                      Aaa/AAA             1,055,287
               Pima Co. Industrial Development Authority
                    (Tucson Medical Center),
  1,000,000              6.375%, 4-1-12, MBIA Insured                      Aaa/AAA             1,048,750
  1,000,000              5.000%, 4-1-15, MBIA Insured                      Aaa/AAA               908,750
               Pima Co. Industrial Development Authority
                    (Healthpartners),
  1,000,000              5.625%, 4-1-14, MBIA Insured                      Aaa/AAA               990,000
               Scottsdale Industrial Development Authority
                    (Scottsdale Memorial Hospital),
  2,000,000              6.500%, 9-1-03, AMBAC Insured                     Aaa/AAA             2,125,000
    530,000              6.500%, 9-1-06, AMBAC Insured                     Aaa/AAA               576,375
  2,000,000              5.500%, 9-1-12, AMBAC Insured                     Aaa/AAA             2,005,000
  1,770,000              6.125%, 9-1-17, AMBAC Insured                     Aaa/AAA             1,796,550
               Yavapai Co. Industrial Development Authority
                    (Yavapai Regional Medical Center),
  1,130,000              5.125%, 12-1-13, FSA Insured                      Aaa/AAA             1,072,087
               Yuma Co. Industrial Development Authority (Yuma
                    Regional Medical Center),
    500,000              5.850%, 8-1-08, MBIA Insured                      Aaa/AAA               521,250
                    Total Hospital Revenue Bonds                                              26,056,423

               LEASE REVENUE BONDS (8.1%)
               Arizona Certificates of Participation Lease Revenue
                    Bonds,
    840,000              6.625%, 9-1-08, FSA Insured                       Aaa/AAA               882,000
  2,000,000              6.500%, 3-1-08, FSA Insured                       Aaa/AAA             2,107,500

               Arizona Municipal Finance Program No. 20,
  1,300,000              7.700%, 8-1-10, MBIA Insured                      Aaa/AAA             1,509,625
               Arizona Municipal Finance Program No. 34,
  1,000,000              7.250%, 8-1-09, MBIA Insured                      Aaa/AAA             1,151,250
               Avondale Municipal Facilities Lease Revenue
                    Bonds,
  1,185,000              5.200%, 7-1-13, MBIA Insured                      Aaa/AAA             1,146,487
  1,000,000              5.000%, 7-1-19, FGIC Insured                      Aaa/AAA               877,500
               Bullhead City Municipal Property Corp.
                    Lease Revenue Bonds,
  1,670,000              5.200%, 7-1-09, MBIA Insured                      Aaa/NR              1,674,175
               Cave Creek Certificates of Participation Lease
                    Revenue Bonds,
    365,000              5.750%, 7-1-19                                    NR/BBB-               320,744
               Glendale Municipal Property Corp. Lease Revenue
                    Bonds, MBIA Insured,
  1,000,000              7.000%, 7-1-09, MBIA Insured                      Aaa/AAA             1,010,000
               Lake Havasu City Certificates of Participation Lease
                    Revenue Bonds,
    500,000              7.000%, 6-1-05, FGIC Insured                      Aaa/AAA               522,500
               Maricopa Co. Certificates of Participation Lease
                    Revenue Bonds,
  1,000,000              6.000%, 6-1-04                                    A2/BBB+             1,023,750
               Oro Valley Municipal Property Corp. Lease
                    Revenue Bonds,
  2,000,000              5.200%, 7-1-10, MBIA Insured                      Aaa/AAA             2,000,000
  2,085,000              5.375%, 7-1-26, MBIA Insured                      Aaa/AAA             1,899,956
               Phoenix Civic Plaza Building Revenue Bonds,
  1,500,000              6.000%, 7-1-14                                    Aa2/AA+             1,539,375
               Pinal Co. Certificates of Participation Lease
                    Revenue Bonds,
  1,160,000              6.250%, 6-1-04 (pre-refunded)                      NR/AA              1,200,600

               Scottsdale Municipal Property Corp. Lease
                    Revenue Bonds,
  2,200,000              6.250%, 11-1-10, FGIC Insured                     Aaa/AAA             2,288,000
  2,620,000              6.250%, 11-1-14, FGIC Insured                     Aaa/AAA             2,685,500
               Sierra Vista Municipal Property Corp Lease
                    Revenue Bonds,
  1,265,000              5.000%, 1-1-18, AMBAC Insured                     Aaa/AAA             1,119,525
               Tucson Certificate of Participation Lease Revenue
                    Bonds,
  1,000,000              6.375%, 7-1-09                                    Baa1/AA             1,036,250
               Tucson Business Development Finance Corp.
  1,585,000              6.250%, 7-1-12, FGIC Insured                      Aaa/AAA             1,664,250
               University of Arizona Certificates of Participation
                    Lease Revenue Bonds,
  1,000,000              5.650%, 9-1-09, FSA Insured                       Aaa/AAA             1,023,750
               Yuma Municipal Property Corp. Lease Revenue
                    Bonds,
  1,385,000              5.250%, 7-1-12, AMBAC Insured                     Aaa/AAA             1,364,225
                    Total Lease Revenue Bonds                                                 30,046,962

               MORTGAGE REVENUE BONDS (5.3%)
               Maricopa Co. Industrial Development Authority
                    Multi Family Mortgage Revenue Bonds
                    (Advantage Point Project),
  1,000,000              6.500%, 7-1-16                                    NR/AAA              1,062,500
               Maricopa Co. Industrial Development Authority
                    Multi Family Mortgage Revenue Bonds
                    (Pines at Camelback Project),
    450,000              5.400%, 5-1-18                                     NR/AA                417,937
               Mohave Co. Industrial Development Authority
                    (Chris Ridge Village),
  1,040,000              6.250%, 11-1-16                                   NR/AAA              1,054,300
               Peoria Industrial Development Authority (Casa Del
                    Rio),
  2,500,000              7.300%, 2-20-28                                   NR/AAA              2,650,000

               Phoenix Industrial Development Authority Single
                    Family Mortgage Revenue,
  1,160,000              6.300%, 12-1-12, AMT                              NR/AAA              1,186,100
  2,000,000              5.300%, 4-1-20, AMT                               NR/AAA              1,797,500
    985,000              5.350%, 6-1-20, AMT                               NR/AAA                891,425
               Pima Co. Industrial Development Authority Single
                    Family Mortgage Revenue,
    160,000              7.625%, 2-1-12                                     A2/NR                164,600
    755,000              6.500%, 2-1-17                                     A/NR                 766,325
  1,180,000              6.750%, 11-1-27, AMT                              NR/AAA              1,206,550
  1,625,000              6.250%, 11-1-29, AMT                              NR/AAA              1,651,406
  1,500,000              5.200%, 5-1-31, AMT                               NR/AAA              1,284,375
               Scottsdale Industrial Development Authority
                    (Westminster Village),
  1,185,000              7.700%, 6-1-06                                    NR/NR*              1,241,288
               Tempe Industrial Development Authority
                    (Friendship Village),
  1,500,000              6.500%, 12-1-08                                   NR/NR*              1,464,375
               Yuma Industrial Development Authority
                    Multi Family Mortgage Revenue Bonds
                    (Alexandrite Sands),
  3,000,000              6.100%, 9-20-34                                   NR/AAA              2,932,500
                    Total Mortgage Revenue Bonds                                              19,771,181

               POLLUTION CONTROL REVENUE BONDS (6.6%)
               Casa Grande Industrial Development Authority
                    (Frito Lay) Revenue Bonds,
    250,000              6.650%, 12-1-14                                   A1/lNR                265,312
               Coconino Co. Pollution Control (Nevada Power)
                    Revenue Bonds,
  5,500,000              5.350%, 10-1-22                                   NR/BBB              4,633,750
               Gilbert Industrial Development Authority
                    Wastewater Reclamation Facility Revenue Bonds,
    600,000              10.000%, 10-1-10, (pre-refunded)                  NR/NR*                631,344
    285,000              6.875%, 4-1-14, (pre-refunded)                    NR/NR*                290,820
    715,000              6.875%, 4-1-14                                    NR/NR*                719,726

               Greenlee Co. Pollution Control (Phelps Dodge)
                    Revenue Bonds,
  9,450,000              5.450%, 6-1-09                                     A2/A-              9,213,750
               Mohave Co. Industrial Development Authority
                    (North Star Steel) Revenue Bonds,
  4,150,000              5.500%, 12-1-20, AMT                               NR/A+              3,802,437
               Navajo Co. Pollution Control Revenue Bonds
                    (Arizona Public Service),
  4,000,000              5.875%, 8-15-28, MBIA Insured                     Aaa/AAA             3,900,000
  1,100,000              5.875%, 8-15-28                                   Baa1/A-             1,036,750
                    Total Pollution Control Revenue Bonds                                     24,493,889

               UNIVERSITY REVENUE BONDS (10.6%)
               Arizona Board of Regents-Arizona State
                    University System Revenue Bonds,
  6,750,000              5.750%, 7-1-12                                     A1/AA              6,825,937
  7,000,000              6.125%, 7-1-15                                     A1/AA              7,218,750
  1,400,000              5.500%, 7-1-19                                     A1/AA              1,354,500
  2,000,000              5.500%, 7-1-19, MBIA Insured                      Aaa/AAA             1,905,000
               Arizona Board of Regents-Northern Arizona
                    University System Revenue Bonds,
  3,000,000              5.800%, 6-1-08 AMBAC Insured                      Aaa/AAA             3,090,000
  3,000,000              5.200%, 6-1-13, FGIC Insured                      Aaa/AAA             2,902,500
               Arizona Board of Regents-University of Arizona
                    System Revenue Bonds,
  2,750,000              6.250%, 6-1-11                                     A1/AA              2,870,312
               Arizona Educational Loan Mktg Corp.,
  1,000,000              6.000%, 9-1-01, AMT                                Aa/NR              1,021,250
    450,000              7.000%, 3-1-05, AMT                               Aa2/NR                470,812
    500,000              6.625%, 9-1-05, AMT                               Aa2/NR                521,875
  1,720,000              5.700%, 12-1-08, AMT                              Aa2/NR              1,724,300
               Arizona Student Loan Revenue
    500,000              6.600%, 5-1-10, AMT                                Aa/NR                517,500
  1,000,000              5.875%, 5-1-18, AMT                               Aaa/NR                980,000
  1,000,000              5.900%, 5-1-19, AMT                               Aaa/NR                980,000

               Glendale Industrial Development Authority
                    (American Graduate School),
    300,000              7.125%, 7-1-20, (pre-refunded)                    NR/AAA                335,250
  2,100,000              5.625%, 7-1-20, AMBAC Insured                     NR/AAA              2,023,875
               Glendale Industrial Development Authority
                    (Midwestern University)
  2,250,000              5.375%, 5-15-28                                   NR/BBB+             1,940,625
               Pinal Co. Community College District
                    Revenue Bonds,
  1,055,000              5.100%, 7-1-14, AMBAC Insured                     Aaa/NR                985,106
               Yavapai Co. Community College District
                    Revenue Bonds,
  1,070,000              5.400%, 7-1-10, FGIC Insured                      Aaa/AAA             1,074,012
    500,000              6.000%, 7-1-12                                    NR/BBB+               503,750
                    Total University Revenue Bonds                                            39,245,354

               UTILITY REVENUE BONDS (16.0%)
               Arizona Power Authority (Hoover Dam Project)
                    Revenue Bonds,
  2,720,000              5.300%, 10-1-06, MBIA Insured                     Aaa/AAA             2,774,400
  8,500,000              5.375%, 10-1-13, MBIA Insured                     Aaa/AAA             8,361,875
  2,425,000              5.250%, 10-1-17, MBIA Insured                     Aaa/AAA             2,264,344
               Arizona Wastewater Management Authority
                    Revenue Bonds,
  1,700,000              6.800%, 7-1-11, (pre-refunded)                    Aa1/AA+             1,819,000
  1,240,000              5.625%, 7-1-15, AMBAC Insured                     Aaa/AAA             1,308,200
               Arizona Water Infrastructure Finance Authority
                    Revenue Bonds,
    500,000              5.000%, 7-1-17, MBIA Insured                      Aaa/AAA               447,500
  2,000,000              5.500%, 7-1-17                                    Aa2/NR              1,930,000
               Central Arizona Water Conservation District
                    Revenue Bonds,
  2,000,000              5.500%, 11-1-09                                   A1/AA-              2,045,000
  1,000,000              5.500%, 11-1-10                                   A1/AA-              1,016,250
  1,000,000              7.125%, 11-1-11, (pre-refunded)                   NR/AA-              1,044,480

               Mohave Co. Industrial Development Authority
                    (Citizens Utility),
  1,600,000              4.750%, 8-1-20                                     NR/A+              1,600,000
  3,000,000              7.050%, 8-1-20                                     NR/A+              3,065,220
               Pima Co. Industrial Development Authority (Tucson
                    Electric), Revenue Bonds,
  2,320,000              7.250%, 7-15-10, FSA Insured                      Aaa/AAA             2,488,200
               Salt River Project Agricultural Improvement and
                    Power Revenue Bonds
  2,000,000              5.500%, 1-1-10                                    Aa2/AA              2,037,500
  4,485,000              6.200%, 1-1-12                                    Aa2/AA              4,686,825
    650,000              6.000%, 1-1-13                                    Aa2/AA                662,187
  2,100,000              5.000%, 1-1-13, MBIA Insured                      Aaa/Aaa             1,976,625
  1,000,000              6.000%, 1-1-16                                    Aa2/AA              1,012,500
  1,000,000              5.125%, 1-1-18                                    Aa2/AA                900,000
  8,500,000              6.250%, 1-1-19                                    Aa2/AA              8,701,875
  1,250,000              5.000%, 1-1-20                                    Aa2/AA              1,093,750
  5,730,000              6.250%, 1-1-27                                    Aa2/AA              5,830,275
  1,065,000              5.500%, 1-1-28                                    Aa2/AA                990,450
               Santa Cruz Industrial Development Authority
                    (Citizens Utility),
  1,220,000              7.150%, 2-1-23, AMT                                NR/A+              1,234,164
                    Total Utility Revenue Bonds                                               59,290,620
                    Total Arizona Revenue Bonds                                              252,210,528

               ZERO COUPON BONDS (1.2%)
               Maricopa Co. Industrial Development Authority
                    Single Family Mortgage Revenue Bonds,
  1,775,000              0.000%, 12-31-14                                  Aaa/AAA               736,625
  2,745,000              0.000%, 12-31-16                                  Aaa/AAA             1,008,787
               Phoenix Industrial Development Authority Single
                    Family Mortgage Revenue,
  1,500,000              0.000%, 12-1-14                                   Aaa/AAA               624,375


               Sedona Wastewater Municipal Property Corp.
                    Revenue Bonds,
  2,210,000              0.000%, 7-1-24, MBIA Insured                      NR/AAA                483,438
               Tucson & Pima Co. Single Family Mortgage
                    Revenue Bonds
  4,030,000              0.000%, 12-1-14                                   Aaa/AAA             1,687,563
                    Total Zero Coupon Bonds                                                    4,540,788

               U.S. TERRITORIAL BONDS (1.3%)
               Guam Housing Development Corp.
                    Single Family Mortgage Revenue Bonds,
  1,000,000              5.350%, 9-1-18, AMT                               NR/AAA                922,500
               Puerto Rico General Obligation Bonds,
  1,000,000              6.250%, 7-1-10                                    Baa1/A              1,042,500
  2,035,000              6.450%, 7-1-17 (pre-refunded)                     Aaa/AAA             2,213,063
               Puerto Rico General Obligation Bonds,
  2,000,000              0.000%, 7-1-16, MBIA Insured (zero coupon)        Aaa/AAA               767,500
                    Total U.S. Territorial Bonds                                               4,945,563


                    Total Investments (cost $368,542,443)**        99.7%                     369,124,411
                    Other assets in excess of liabilities            .3                        1,114,493
                    Net Assets                                    100.0%                  $  370,238,904

                    * Any security not rated has been determined by the Investment Sub-Advisor to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.
                    **  Cost for Federal tax purposes is identical.

                            PORTFOLIO ABBREVIATIONS:

                    AMBAC - American Municipal Bond Assurance Corp. FGIC - Financial Guaranty Insurance Co.
                    FSA   - Financial Security Assurance Co.
                    MBIA  - Municipal Bond Investors Assurance Corp.

                 See accompanying notes to financial statements.

                           TAX-FREE TRUST OF ARIZONA
                      STATEMENT OF ASSETS AND LIABILITIES
                         DECEMBER 31, 1999 (UNAUDITED)

ASSETS
    Investments at value (cost $368,542,443)                                                   $ 369,124,411
    Interest receivable                                                                            8,414,228
    Receivable for Trust shares sold                                                                 315,309
    Receivable for investment securities sold                                                        185,000
    Other assets                                                                                       3,060
    Total assets                                                                                 378,042,008

LIABILITIES
    Payable for investment securities purchased                                                    5,845,734
    Payable for Trust shares redeemed                                                                671,588
    Cash overdraft                                                                                   603,964
    Dividends payable                                                                                413,501
    Distribution fees payable                                                                        145,585
    Accrued expenses                                                                                 102,494
    Management fee payable                                                                            20,238
    Total liabilities                                                                              7,803,104

NET ASSETS                                                                                     $ 370,238,904

    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $.01 per share         $     367,029
    Additional paid-in capital                                                                   372,570,217
    Net unrealized appreciation on investments                                                       581,968
    Accumulated net realized loss on investments                                                  (2,805,274)
    Distributions in excess of net investment income                                                (475,036)
                                                                                               $ 370,238,904

CLASS A
    Net Assets                                                                                 $ 366,390,915
    Capital shares outstanding                                                                    36,322,185
    Net asset value and redemption price per share                                             $       10.09
    Offering price per share (100/96 of $10.09 adjusted to nearest cent)                       $       10.51

CLASS C
    Net Assets                                                                                 $   1,803,414
    Capital shares outstanding                                                                       178,552
    Net asset value and offering price per share                                               $       10.10
    Redemption  price per share (*a charge of 1% is  imposed  on the  redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase)                                               $       10.10*

CLASS Y
    Net Assets                                                                                 $   2,044,575
    Capital shares outstanding                                                                       202,168
    Net asset value, offering and redemption price per share                                   $       10.11

                See accompanying notes to financial statements.

                           TAX-FREE TRUST OF ARIZONA
                            STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)

INVESTMENT INCOME:
        Interest income                                                                           $  10,762,295

Expenses:
        Management fee (note 3)                                                 $     773,994
        Distribution and service fees (note 3)                                        295,960
        Transfer and shareholder servicing agent fees                                 125,000
        Shareholders'meeting, reports and proxy statements                             34,000
        Trustees' fees and expenses                                                    34,000
        Legal fees                                                                     26,000
        Custodian fees                                                                 18,660
        Registration fees and dues                                                     16,000
        Audit and accounting fees                                                      13,000
        Insurance                                                                      10,000
        Miscellaneous                                                                  26,386
                                                                                    1,373,000

        Expenses paid indirectly (note 7)                                             (18,660)
              Net expenses                                                                            1,354,340
              Net investment income                                                                   9,407,955

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

        Net realized loss from securities transactions                             (2,806,061)
        Change in unrealized appreciation on investments                          (11,156,383)

        Net realized and unrealized loss on investments                                             (13,962,444)
        Net decrease in net assets resulting from operations                                      $  (4,554,489)

                See accompanying notes to financial statements.

                           TAX-FREE TRUST OF ARIZONA
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                      SIX MONTHS ENDED        YEAR ENDED
                                                                      DECEMBER 31, 1999     JUNE 30, 1999
OPERATIONS:
    Net investment income                                              $    9,407,955      $   18,742,956
    Net realized loss from securities transactions                         (2,806,061)          1,824,861
    Change in unrealized appreciation on investments                      (11,156,383)        (11,997,799)
      Change in net assets resulting from operations                       (4,554,489)          8,570,018

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
    Class A Shares:
    Net investment income                                                  (9,477,427)        (18,969,170)
    Net realized gain on investments                                       (1,506,711)         (2,903,122)

    Class C Shares:
    Net investment income                                                     (35,258)            (45,516)
    Net realized gain on investments                                           (7,399)             (8,159)

    Class Y Shares:
    Net investment income                                                     (55,583)            (50,079)
    Net realized gain on investments                                           (8,384)             (1,607)
      Change in net assets from distributions                             (11,090,762)        (21,977,653)

CAPITAL SHARE TRANSACTIONS (NOTE 8):
    Proceeds from shares sold                                              19,026,950          49,036,624
    Reinvested dividends and distributions                                  6,304,260          12,496,044
    Cost of shares redeemed                                               (34,825,359)        (47,486,728)
      Change in net assets from capital share transactions                 (9,494,149)         14,045,940

      Change in net assets                                                (25,139,400)            638,305

NET ASSETS:
    Beginning of period                                                   395,378,304         394,739,999

    End of period                                                      $  370,238,904      $  395,378,304

See accompanying notes to financial statements.

                           TAX-FREE TRUST OF ARIZONA
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION

          Tax-Free Trust of Arizona (the "Trust"), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At December 31, 1999, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2.  SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.


b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and l iabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)        MANAGEMENT ARRANGEMENTS:

          Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

          Banc One Investment Advisors Corporation (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, maintains the Trust's accounting books and records, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Trust's net assets.


          For the six months ended December 31, 1999, the Trust incurred fees for advisory and administrative services of $773,994.

          Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b)        DISTRIBUTION AND SERVICE FEES:

            The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. ("the Distributor") including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended December 31, 1999, service fees on Class A Shares amounted to $287,312, of which the Distributor received $11,958.

            Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended December 31, 1999, amounted to $6,486. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. Th ese payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended December 31, 1999, amounted to $2,162. The total of these payments with respect to Class C Shares amounted to $8,648, of which the Distributor received $5,515.

            Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

            Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Arizona, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 1999, the Distributor received commissions of $69,841 on sales of Class A shares.


4. PURCHASES AND SALES OF SECURITIES

          During the six months ended December 31, 1999, purchases of securities
and  proceeds  from  the  sales  of  securities   aggregated   $37,878,679   and
$46,664,170, respectively.

          At December 31, 1999, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $8,152,451 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $7,570,483 for a net unrealized appreciation of $581,968.

5. PORTFOLIO ORIENTATION

          Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers' ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing incom e which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At December 31, 1999, the Trust had 1.3% of its net assets invested in four such municipal issues.

6. DISTRIBUTIONS

          The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

          The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

7. EXPENSES

          The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


8. CAPITAL SHARE TRANSACTIONS

          Transactions in Capital Shares of the Trust were as follows:

                                                SIX MONTHS  ENDED                         YEAR ENDED
                                                DECEMBER 31, 1999                       JUNE 30, 1999
                                            SHARES             AMOUNT             SHARES             AMOUNT
CLASS A SHARES:
    Proceeds from shares sold              1,773,407      $  18,336,384          4,164,887       $ 45,185,020
    Reinvested distributions                 606,671          6,221,961          1,146,007         12,417,382
    Cost of shares redeemed               (3,328,489)       (34,266,120)        (4,303,789)       (46,633,346)
      Net change                            (948,411)        (9,707,775)         1,007,105         10,969,056
CLASS C SHARES:
    Proceeds from shares sold                 53,377            557,131            107,822          1,169,532
    Reinvested distributions                   2,808             28,821              2,590             28,041
    Cost of shares redeemed                   (5,282)           (54,260)           (55,973)          (597,882)
    Net change                                50,903            531,692             54,439            599,691
CLASS Y SHARES:
    Proceeds from shares sold                 12,772            133,435            246,354          2,682,072
    Reinvested distributions                   5,181             53,478              4,703             50,621
    Cost of shares redeemed                  (48,326)          (504,979)           (23,725)          (255,500)
    Net change                               (30,373)          (318,066)           227,332          2,477,193
Total transactions in Trust
    shares                                  (927,881)     $  (9,494,149)         1,288,876       $ 14,045,940



SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Trust of Arizona (the "Trust") was held on November 19, 1999. The holders of shares representing 65% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees.

                                        NUMBER OF VOTES                                        NUMBER OF VOTES
        TRUSTEE                    FOR            WITHHELD       TRUSTEE                  FOR           WITHHELD
        Lacy B. Herrmann           249,117,072    3,398,318      Diana P. Herrmann        248,933,720   3,581,670
        Arthur K. Carlson          249,565,031    2,950,359      John C. Lucking          249,992,718   2,522,672
        Thomas W. Courtney         249,871,013    2,644,377      Anne J. Mills            249,291,601   3,223,789
        William L. Ensign          249,742,685    2,772,705

2.    To ratify the selection of KPMG LLP as the Trust's independent auditors.

        Number of Votes:          FOR           AGAINST           ABSTAIN
                              246,440,496       565,689          5,509,216

                           TAX-FREE TRUST OF ARIZONA
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                        CLASS A(1)
                                                          SIX MONTHS
                                                             ENDED                         YEAR ENDED JUNE 30,
                                                           12/31/99      1999        1998        1997        1996        1995
Net Asset Value, Beginning of Period                        $10.51      $10.86      $10.58      $10.38      $10.37      $10.16
Income from Investment Operations:
    Net investment income                                    0.25        0.51        0.52        0.53        0.55        0.56
    Net gain (loss) on securities (both realized and
      unrealized)                                           (0.37)      (0.26)       0.29        0.22        0.01        0.21

    Total from Investment Operations                        (0.12)       0.25        0.81        0.75        0.56        0.77

Less Distributions (note 6):
    Dividends from net investment income                    (0.26)      (0.52)      (0.53)      (0.55)      (0.55)      (0.56)
    Distributions from capital gains                        (0.04)      (0.08)        -           -           -           -

    Total Distributions                                     (0.30)      (0.60)      (0.53)      (0.55)      (0.55)      (0.56)

Net Asset Value, End of Period                              $10.09      $10.51      $10.86      $10.58      $10.38      $10.37

Total Return (not reflecting sales charge)(%)               (1.17)+      2.23        7.83        7.36        5.49        7.89

Ratios/Supplemental Data
    Net Assets, End of Period ($ thousands)                366,391     391,586     393,887     391,737     389,083     380,745
    Ratio of Expenses to Average Net Assets (%)              0.71*       0.71        0.73        0.73        0.73        0.74
    Ratio of Net Investment Income to Average Net
      Assets (%)                                             4.86*       4.66        4.81        5.02        5.30        5.55
    Portfolio Turnover Rate (%)                              9.93+      16.66       19.68       19.98       27.37       34.44

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net Assets (%)              0.70*       0.70        0.72        0.72        0.72        0.74

(1) Designated as Class A Shares on April 1, 1996.
+   Not Annualized.
*   Annualized.


                See accompanying notes to financial statements.

                           TAX-FREE TRUST OF ARIZONA
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           CLASS C(1)                                      CLASS Y(1)
                                              SIX MONTHS                       PERIOD(2)   SIX MONTHS                      PERIOD(2)
                                                ENDED     YEAR ENDED JUNE 30,    ENDED       ENDED     YEAR ENDED JUNE 30,   ENDED
                                               12/31/99  1999    1998    1997   6/30/96    12/31/99  1999    1998    1997   6/30/96
Net Asset Value, Beginning of Period            $10.52  $10.88  $10.60  $10.38  $10.45     $10.53   $10.89  $10.59  $10.38  $10.45

Income from Investment Operations:
  Net investment income                          0.21    0.42    0.43    0.44    0.13       0.26     0.51    0.58    0.70    0.15
  Net gain (loss) on securities (both realized
    and unrealized)                             (0.38)  (0.28)   0.29    0.23   (0.07)     (0.37)   (0.26)   0.31    0.21   (0.07)

  Total from Investment Operations              (0.17)   0.14    0.72    0.67    0.06      (0.11)    0.25    0.89    0.91    0.08

Less Distributions (note 6):
  Dividends from net investment income          (0.21)  (0.42)  (0.44)  (0.45)  (0.13)     (0.27)   (0.53)  (0.59)  (0.70)  (0.15)
  Distributions from capital gains              (0.04)  (0.08)    -       -       -        (0.04)   (0.08)    -       -       -

  Total Distributions                           (0.25)  (0.50)  (0.44)  (0.45)  (0.13)     (0.31)   (0.61)  (0.59)  (0.70)  (0.15)

Net Asset Value, End of Period                  $10.10  $10.52  $10.88  $10.60  $10.38     $10.11   $10.53  $10.89  $10.59  $10.38

Total Return (not reflecting sales charge) (%)  (1.59)+  1.26    6.90    6.64    0.57+     (1.09)+   2.28    8.63    9.10    0.76+

Ratios/Supplemental Data
  Net Assets, End of Period ($ thousands)       1,803   1,343     797     200       6      2,045    2,450      57     0.1     0.1
  Ratio of Expenses to Average Net Assets (%)    1.55*   1.56    1.57    1.58    0.40+      0.56*    0.56    0.58    0.58    0.15+
  Ratio of Net Investment Income to Average
    Net Assets (%)                               3.99*   3.79    3.89    4.17    1.17+      5.00*    4.87    4.96    5.17    1.42+
  Portfolio Turnover Rate (%)                    9.93+  16.66   19.68   19.98    27.37      9.93+   16.66   19.68   19.98   27.37

The expense ratios after giving effect to the expense offset for uninvested cash balnaces were:

  Ratio of Expenses to Average Net Assets (%)    1.54*   1.55    1.56    1.57    0.40+      0.55*    0.55    0.57    0.57    0.15+

(1) New Class of Shares  established on April 1, 1996.
(2) From April 1, 1996 to June 30, 1996.
 +  Not annualized.
 *  Annualized.



                See accompanying notes to financial statements.